FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one): [x] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, November 18, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     5023 192000.000SH      SOLE               167000.000         25000.000
Allstate Corp.                 COM              020002101     5674 155335.000SH      SOLE               135885.000         19450.000
                                                                37 1000.000 SH       OTHER   	                       1000.000
Applied Materials, Inc.        COM              038222105      272 15000.000SH       SOLE                15000.000
Atmel Corp.                    COM              049513104     3402 846800.000SH      SOLE               735300.000        111500.000
Barrick Gold Corp.             COM              067901108     2661 141300.000SH      SOLE               137300.000          4000.000
Berkshire Hathaway Cl B        COM              084670207      220   88.000 SH       SOLE                   20.000            68.000
Carnival Corp New              COM              143658300     6993 212615.000SH      SOLE               187340.000         25275.000
                                                                36 1100.000 SH       OTHER                                  1100.000
Citigroup, Inc.                COM              172967101     7501 164813.000SH      SOLE               144713.000         20100.000
                                                                46 1000.000 SH       OTHER                                  1000.000
Clarcor, Inc.                  COM              179895107     1462 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     5437 118530.000SH      SOLE               102715.000         15815.000
                                                                32  700.000 SH       OTHER                                  700.000
Coca-Cola Company              COM              191216100      311 7230.000 SH       SOLE                   60.000          7170.000
Colgate Palmolive              COM              194162103      687 12285.000SH       SOLE                 9085.000          3200.000
Comerica Inc                   COM              200340107      770 16533.000SH       SOLE                 9425.000          7108.000
                                                               487 10448.000SH       OTHER                                 10448.000
DPL Inc                        COM              233293109      205 11943.000SH       SOLE                11943.000
Deere & Co                     COM              244199105     5918 111020.000SH      SOLE                97580.000         13440.000
Equity Office Properties Trust COM              294741103     4698 170647.000SH      SOLE               152463.000         18184.000
                                                                30 1100.000 SH       OTHER                                  1100.000
Equity Residential             COM              29476L107      632 21600.000SH       SOLE                12800.000          8800.000
Exxon Mobil Corporation        COM              302316102     1252 34212.000SH       SOLE                23250.000         10962.000
                                                                44 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109     5921 84342.000SH       SOLE                73842.000         10500.000
                                                                18  250.000 SH       OTHER                                  250.000
Fifth Third Bancorp            COM              316773100      221 3972.000 SH       SOLE                 3972.000
General Electric               COM              369604103     1601 53698.000SH       SOLE                30198.000         23500.000
                                                                93 3125.000 SH       OTHER                                  3125.000
General Mills                  COM              370334104     5605 119085.000SH      SOLE               103370.000         15715.000
                                                                48 1025.000 SH       OTHER                                  1025.000
Global SanteFe Corp            COM              G3930E101      592 24725.000SH       SOLE                20925.000          3800.000
Harley-Davidson Inc            COM              412822108     5725 118777.000SH      SOLE               104587.000         14190.000
                                                                35  725.000 SH       OTHER                                  725.000
Henry Schein Inc.              COM              806407102     5242 92435.000SH       SOLE                81235.000         11200.000
Hewlett Packard Company        COM              428236103     5304 273944.000SH      SOLE               245486.000         28458.000
                                                                31 1600.000 SH       OTHER                                  1600.000
Hibernia Corp Class A          COM              428656102     1385 68350.000SH       SOLE                51000.000         17350.000
Home Depot                     COM              437076102     5297 166324.000SH      SOLE               146349.000         19975.000
                                                                25  775.000 SH       OTHER                                   775.000
IBM                            COM              459200101      258 2925.000 SH       SOLE                 2225.000           700.000
Intel Corp                     COM              458140100      396 14400.000SH       SOLE                10900.000          3500.000
                                                                91 3300.000 SH       OTHER                                  3300.000
JP Morgan Chase & Co.          COM              46625H100     6947 202362.000SH      SOLE               174812.000         27550.000
                                                                38 1100.000 SH       OTHER                                  1100.000
Johnson & Johnson              COM              478160104     5331 107650.000SH      SOLE                93345.000         14305.000
                                                                48  975.000 SH       OTHER                                   975.000
Kroger Co.                     COM              501044101     5390 301630.000SH      SOLE               265730.000         35900.000
                                                                29 1600.000 SH       OTHER                                  1600.000
L-3 Communications Holdings    COM              502424104     4697 108600.000SH      SOLE                95250.000         13350.000
McDonalds Corp                 COM              580135101     6259 265870.000SH      SOLE               233920.000         31950.000
                                                                45 1900.000 SH       OTHER                                  1900.000
Medtronic Inc                  COM              585055106      394 8400.000 SH       SOLE                 7800.000           600.000
Merck & Company                COM              589331107      534 10550.000SH       SOLE                 3550.000          7000.000
Microsoft Corp.                COM              594918104     3161 113720.000SH      SOLE                95670.000         18050.000
                                                                28 1000.000 SH       OTHER                                  1000.000
Nabors Industries Ltd          COM              G6359f103     3327 89280.000SH       SOLE                80030.000          9250.000
Newmont Mining Corp.           COM              651639106     3151 80600.000SH       SOLE                64075.000         16525.000
                                                                39 1000.000 SH       OTHER                                  1000.000
Noble Corp                     COM              G65422100      905 26625.000SH       SOLE                22400.000          4225.000
Pfizer                         COM              717081103     5851 192585.000SH      SOLE               154610.000         37975.000
                                                                24  800.000 SH       OTHER                                  800.000
Quest Diagnostics              COM              74834L100     4900 80810.000SH       SOLE                70485.000         10325.000
Royal Dutch Petroleum          COM              780257705      371 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      250 11230.000SH       SOLE                 8444.000          2786.000
Schering Plough                COM              806605101      323 21200.000SH       SOLE                16000.000          5200.000
Shell Transport & Trading      COM              822703609     5206 137865.000SH      SOLE               119990.000         17875.000
                                                                14  375.000 SH       OTHER                                  375.000
Sovereign Bancorp, Inc.        COM              845905108     4139 223100.000SH      SOLE               202750.000         20350.000
Stryker Corp                   COM              863667101      428 5677.000 SH       SOLE                 5377.000           300.000
Suncor Energy Inc.             COM              867229106     3188 171865.000SH      SOLE               146890.000         24975.000
Transocean, Inc.               COM              G90078109     2429 121444.000SH      SOLE               107569.000         13875.000
                                                                14  700.000 SH       OTHER                                  700.000
Tyco International Ltd New     COM              902124106     4148 203029.000SH      SOLE               182204.000         20825.000
                                                                27 1300.000 SH       OTHER                                  1300.000
Verizon Communications         COM              92343V104     4798 147903.000SH      SOLE               128588.000         19315.000
                                                                14  425.000 SH       OTHER                                  425.000
W.R. Berkley Corp.             COM              084423102     4894 142843.000SH      SOLE               125719.000         17124.000
WalMart Stores                 COM              931142103      497 8890.000 SH       SOLE                 8890.000
Walgreen Co.                   COM              931422109      230 7500.000 SH       SOLE                 7500.000
Waters Corp.                   COM              941848103     4867 177420.000SH      SOLE               155220.000         22200.000
Alliance Mid-Cap Growth Fund C                  01859k105       61 12954.651SH       SOLE                12954.651
Loomis Sayles Small Cap Value                   543487300      289 13542.795SH       SOLE                13542.795

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $178,997